(25) NET OPERATING REVENUE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) Consumer GW	Dec. 31, 2016 BRL (R$) Consumer GW	Dec. 31, 2015 BRL (R$) Consumer GW
Statement Line Items [Line Items]
Billed	R$ 25,786,572	R$ 23,998,155	R$ 23,424,701
Billed consumers | Consumer	9,375,922	9,224,499	7,750,860
Billed In GWh | GW	53,342	46,546	45,049
Own comsuption in GWh | GW	34	32	33
Unbilled (net)	R$ (89,575)	R$ 50,441	R$ 202,729
Transfer or revenue related to the network availability for Captive Consumers	(9,273,840)	(9,055,188)	(8,118,085)
Electricity sales to final consumers	R$ 16,423,157	R$ 14,993,408	R$ 15,509,345
Electricity sales to final consumers In GWh | GW	53,376	46,578	45,082
Furnas Centrais Eletricas S.A.	R$ 565,592	R$ 533,855	R$ 485,846
Furnas Centrais Eletricas S.A. In GWh | GW	3,026	3,034	3,026
Other concessionaires and licensees	R$ 3,240,571	R$ 2,371,091	R$ 2,223,339
Other concessionaires and licensees | GW	16,337	12,252	10,656
Transfer or revenue related to the network availability for Captive Consumers	R$ (56,528)	R$ (50,598)	R$ (46,982)
Spot market energy	R$ 2,340,463	R$ 641,744	R$ 875,002
Spot market energy In GWh | GW	8,194	6,173	4,289
Electricity sales to wholesalers	R$ 6,090,098	R$ 3,496,092	R$ 3,537,205
Electricity sales to wholesalers In GWh | GW	27,557	21,459	17,971
Revenue due to Network Usage Charge - TUSD - Captive Consumers	R$ 9,330,368	R$ 9,105,786	R$ 8,165,066
Revenue due to Network Usage Charge - TUSD - Free Consumers	2,137,566	2,057,327	1,898,138
Adjustment of revenues from excess demand and excess reactive power	(21,861)	(17,908)	(16,884)
Revenue from construction of concession infrastructure	2,073,423	1,354,023	1,046,669
Sector financial asset and liability (Note 8)	1,900,837	(2,094,695)	2,506,524
Concession financial asset - Adjustment of expected cash flow (note 11)	204,443	186,148	393,343
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts	1,419,128	1,266,027	895,538
Other revenues and income	496,340	438,377	367,356
Other operating revenues	17,540,244	12,295,084	15,255,750
Total gross operating revenue	40,053,498	30,784,584	34,002,212
Deductions from operating revenue	(13,308,593)	(11,672,495)	(13,703,089)
Net operating revenue	R$ 26,744,905	R$ 19,112,089	R$ 20,599,212
Residential [Member]
Statement Line Items [Line Items]
Number of consumers | Consumer	8,330,237	8,174,700	6,906,580
Sale of electricity In GWh | GW	19,122	16,473	16,164
Revenue from electric energy operations	R$ 11,663,084	R$ 10,367,415	R$ 9,833,419
Industrial [Member]
Statement Line Items [Line Items]
Number of consumers | Consumer	59,825	61,112	55,586
Sale of electricity In GWh | GW	14,661	13,022	12,748
Revenue from electric energy operations	R$ 5,095,840	R$ 5,281,978	R$ 5,526,967
Commercial [Member]
Statement Line Items [Line Items]
Number of consumers | Consumer	545,095	551,171	473,333
Sale of electricity In GWh | GW	10,220	9,720	9,259
Revenue from electric energy operations	R$ 5,498,867	R$ 5,431,926	R$ 5,266,432
Rural [Member]
Statement Line Items [Line Items]
Number of consumers | Consumer	359,106	355,586	245,238
Sale of electricity In GWh | GW	3,762	2,474	2,152
Revenue from electric energy operations	R$ 1,173,569	R$ 816,684	R$ 750,209
Public Administration [Member]
Statement Line Items [Line Items]
Number of consumers | Consumer	60,639	61,208	51,359
Sale of electricity In GWh | GW	1,456	1,271	1,278
Revenue from electric energy operations	R$ 787,967	R$ 690,389	R$ 702,152
Public Lighting [Member]
Statement Line Items [Line Items]
Number of consumers | Consumer	11,230	11,073	10,362
Sale of electricity In GWh | GW	1,964	1,746	1,649
Revenue from electric energy operations	R$ 654,950	R$ 580,229	R$ 545,597
Public Services [Member]
Statement Line Items [Line Items]
Number of consumers | Consumer	9,790	9,649	8,402
Sale of electricity In GWh | GW	2,157	1,840	1,797
Revenue from electric energy operations	R$ 978,286	R$ 901,662	R$ 879,288
Adjustment of revenues from excess demand and excess reactive power	(65,991)	(72,129)	(79,362)
ICMS [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(5,455,718)	(4,935,068)	(4,686,039)
PIS [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(603,050)	(471,836)	(529,322)
COFINS [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(2,777,626)	(2,172,777)	(2,438,208)
ISS [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(15,929)	(10,568)	(8,204)
Global Reversal Reserve - RGR [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(2,952)	(4,230)	(2,529)
Energy Development Account - CDE [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(3,185,693)	(3,360,613)	(3,970,013)
Research & Development & Energy Efficiency Programs [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(191,997)	(138,583)	(158,516)
PROINFA [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(166,743)	(121,800)	(90,910)
Tariff Flags & Others [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(878,460)	(430,077)	(1,796,226)
IPI [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(102)	(195)	(100)
FUST & FUNTEL [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	(19)	(38)	(24)
Others [Member]
Statement Line Items [Line Items]
Deductions from operating revenue	R$ (30,304)	R$ (26,709)	R$ (22,997)